Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes

The components of the provision for income taxes are as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

Current tax	(52,753)	(79,255)	(129,127)
Deferred tax	44,766	74,993	(52,548)

Provision for income taxes	(7,987)	(4,262)	(181,675)

Reconciliation Between (Provision for) Benefit from Income Taxes

The reconciliation of the provision for income taxes is as follows:

Year ended December 31 (in thousands)	2013 EUR	%	2012 EUR	%	2011 EUR	%

Income before income taxes	1,023,477	100.0	1,150,578	100.0	1,648,635	100.0
Income tax provision based on ASML’s domestic rate	(255,869)	25.0	(287,644)	25.0	(412,159)	25.0
Effects of tax rates in foreign jurisdictions	23,459	(2.3)	9,786	(0.9)	20,663	(1.3)
Adjustments in respect of tax exempt income	29,430	(2.9)	23,532	(2.0)	19,134	(1.2)
Adjustments in respect of tax incentives	120,751	(11.7)	143,160	(12.4)	180,096	(10.9)
Adjustments in respect of prior years’ current taxes	5,155	(0.5)	18,275	(1.6)	9,097	(0.6)
Adjustments in respect of prior years’ deferred taxes	16,164	(1.6)	-	-	-	-
Movements in the liability for unrecognized tax benefits	(7,588)	0.7	95,465	(8.3)	6,634	(0.4)
Adjustment in respect of non-taxable pre-existing relationship	67,730	(6.6)	-	-	-	-
Other credits and non-taxable items	(7,219)	0.7	(6,836)	0.6	(5,140)	0.4

Provision for income taxes	(7,987)	0.8	(4,262)	0.4	(181,675)	11.0

Income Taxes Recognized Directly in Shareholders' Equity (Including OCI)

Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity (in thousands)	2013 EUR	2012 EUR	2011 EUR

Current tax
Derivative financial instruments[1]	(759)	(1,066)	6,257
Tax (benefit) deficit from share-based payments	(3,110)	(2,116)	11

Total income tax recognized in shareholders’ equity	(3,869)	(3,182)	6,268

1	Recognized directly in OCI.

Deferred Tax Position and Liability for Unrecognized Tax Benefits Recorded on Consolidated Balance Sheets

The total deferred tax position and liability for unrecognized tax benefits recorded on the Consolidated Balance Sheets are as follows:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Liability for unrecognized tax benefits	(74,069)	(59,967)
Deferred tax position	(30,176)	114,527

Total	(104,245)	54,560

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Balance, January 1	59,967	155,432
Gross increases – tax positions in prior period	6,045	4,297
Gross decreases – tax positions in prior period	(2,025)	(92,521)
Gross increases – tax positions in current period	6,796	3,255
Increase resulting from acquisition	6,514	-
Settlements	(2,964)	-
Lapse of statute of limitations	(264)	(10,496)

Total liability for unrecognized tax benefits	74,069	59,967

Changes in Deferred Income Tax Assets and Liabilities

The changes in deferred income tax assets and liabilities consist of the following elements:

Changes in deferred tax assets and liabilities (in thousands)	2013 EUR	2012 EUR

Balance, January 1	114,527	137,946
Acquisitions through business combinations	(201,381)	-
Consolidated Statements of Operations	53,084	(20,242)
Effect of changes in exchange rates	3,594	(3,177)

Balance, December 31	(30,176)	114,527

Deferred Tax Position

The deferred tax position is classified in the consolidated balance sheets as follows:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Deferred tax assets – current	124,431	103,695
Deferred tax assets – non-current	139,513	39,443
Total deferred tax assets	263,944	143,138
Deferred tax liabilities – current	(3,494)	(271)
Deferred tax liabilities – non-current	(290,626)	(28,340)
Total deferred tax liabilities	(294,120)	(28,611)

Total	(30,176)	114,527

Composition of Deferred Tax Assets and Liabilities in Financial Statements

The composition of total deferred tax assets and liabilities in the Financial Statements is as follows:

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2013 EUR	Acquisitions through business combinations EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2013 EUR

Capitalized R&D expenditures	27,403	-	5,882	(1,155)	32,130
Inventories	28,167	10,258	9,269	(1,033)	46,661
Deferred revenue	20,572	41,679	(43,035)	(2,807)	16,409
Provisions	21,528	7,148	17,960	(1,176)	45,460
Installation and warranty reserve	7,151	-	(174)	(275)	6,702
Tax effect carry-forward losses	5,557	754	61,551	(580)	67,282
Fixed assets	7,798	4,140	325	(478)	11,785
Restructuring and impairment	4,336	-	(791)	(184)	3,361
Alternative minimum tax credits[1]	5,227	-	1,349	(234)	6,342
Share-based payments	1,433	9,365	5,939	(586)	16,151
Other temporary differences	13,966	16,701	(14,487)	(4,519)	11,661

Total[2]	143,138	90,045	43,788	(13,027)	263,944

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	Valuation allowances recognized in relation to deferred tax assets as at December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2013 EUR	Acquisitions through business combinations EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2013 EUR

Intangible fixed assets	-	(286,337)	8,730	15,702	(261,905)
Fixed assets	(25,890)	(4,786)	12,517	567	(17,592)
Borrowing costs	(1,958)	-	135	-	(1,823)
Other temporary differences	(763)	(303)	(12,086)	352	(12,800)

Total	(28,611)	(291,426)	9,296	16,621	(294,120)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Capitalized R&D expenditures	34,374	(6,465)	(506)	27,403
Inventories	35,820	(7,351)	(302)	28,167
Deferred revenue	23,892	(3,083)	(237)	20,572
Provisions	14,515	7,296	(283)	21,528
Installation and warranty reserve	8,772	(1,508)	(113)	7,151
Tax effect carry-forward losses	7,735	(2,219)	41	5,557
Fixed assets	6,495	1,454	(151)	7,798
Restructuring and impairment	5,146	(733)	(77)	4,336
Alternative minimum tax credits[1]	5,028	229	(30)	5,227
Share-based payments	950	516	(33)	1,433
Other temporary differences	16,728	(1,138)	(1,624)	13,966

Total	159,455	(13,002)	(3,315)	143,138

1 Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Fixed assets	(19,108)	(6,965)	183	(25,890)
Borrowing costs	(1,554)	(404)	-	(1,958)
Other temporary differences	(847)	129	(45)	(763)

Total	(21,509)	(7,240)	138	(28,611)